FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt composition
Percentage point increase in interest point	1.00%
Maximum
Debt composition
Increase in interest payable	$ 10,000.00
Fixed-rate instruments
Debt composition
Current financial liabilities	(108,610,785)	$ (71,694,064)	$ (73,125,807)
Non-current financial liabilities	(139,462,249)	(96,205,253)	(108,236,265)
Variable-rate instruments
Debt composition
Current financial liabilities	$ (443,973)	(2,655,966)	(3,660,050)
Non-current financial liabilities		$ (385,215)	$ (206,748)